Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Tables Abstract
Schedule of provision for income taxes
	2018	2017

Current tax expense	-	-
Provision for income taxes	-	-

Schedule of statutory income tax rates
	2018	2017
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2017 – 27%)	(5,946)	(5,381)
Change in unrecognized deductible temporary differences and unused tax losses	6,098	4,397
Permanent differences and other	(152)	984
Provision for income taxes	-	-

Schedule of deferred tax assets
	2018	2017
Unused tax losses	141	776

Schedule of deferred tax liabilities
	2018	2017
Convertible debentures	67	233
Deferred cost	74	111
Intangible assets	-	250
Investment tax credits	-	-
Property and equipment	-	182
	141	776

Deductible temporary differences deferred tax assets
	2018	2017
Property and equipment	2,250	-
Intangible assets	4,368	1,412
Debentures	1,658	1,123
Financing costs	2,390	4,161
Research and development expenditures	1,163	1,342
Other	21	326
	11,850	8,364

Deductible temporary unused tax losses
	2018	2017
Expires 2024	610	610
Expires 2025	1,075	1,075
Expires 2026	2,136	2,136
Expires 2027	5,203	5,203
Expires 2028	2,064	2,064
Expires 2029	4,663	4,663
Expires 2030	3,698	3,698
Expires 2031	1,614	1,614
Expires 2032	4,849	4,849
Expires 2033	10,454	10,454
Expires 2034	7,416	7,416
Expires 2035	9,835	9,835
Expires 2036	19,008	19,008
Expires 2037	19,824	19,824
Expires 2038	16,277	-
	108,726	92,449